UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	08-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Municipal Fund
August 31, 2017

High-Yield Municipal - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.6%
Alabama — 1.4%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18, resets off the remarketing agent	2,000,000	2,008,800
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,986,124
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,409,580
		7,404,504
Alaska — 0.5%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,402,575
Arizona — 3.8%
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,046,260
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,077,200
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	968,260
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,555,980
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,554,975
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 2.95%, 7/1/26	2,750,000	2,714,085
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,068,470
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,292,020
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	513,715
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	536,445
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,057,660
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,047,260
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,023,420
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	1,000,000	1,221,180
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	382,000	382,795
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	235,000	235,324
		20,295,049
California — 8.3%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	3,180,000	3,309,776
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	799,440
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,024,120
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	2,000,000	2,232,860
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,519,200
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/52(1)	1,030,000	1,055,328
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.25%, 5/15/31	2,000,000	2,015,360
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	550,145
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	546,225
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,088,560
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,020,975
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	436,605

Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	395,287
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	598,710
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,597,422
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	500,000	578,755
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	490,000	489,559
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,007,510
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	647,550
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	1,991,960
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,885,000	1,884,830
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,189,960
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,354,889
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,020,830
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(4)	385,000	468,803
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,410
Palm Springs Airport Rev., 6.50%, 7/1/27	160,000	160,277
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,611,495
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(5)(6)	2,931,000	585,907
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	858,760
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,000,000	464,710
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,299,940
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,795
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,219,540
		43,779,493
Colorado — 5.6%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,034,320
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,065,220
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29	4,000,000	4,326,160
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,034,290
City & County of Denver Rev., (United Airlines, Inc.), 5.75%, 10/1/32	1,500,000	1,506,075
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47(7)	1,000,000	1,011,700
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,701,483
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	533,650
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,120,480
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	500,000	515,905
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	526,010
Denver Health & Hospital Authority Rev., 5.00%, 12/1/39	800,000	857,976
Denver Health & Hospital Authority Rev., 5.25%, 12/1/45	250,000	270,708
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,719,255
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	1,175,000	1,208,464
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,276,575
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,165,000	1,147,397
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	546,695
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,936,112
Regional Transportation District Rev., 5.00%, 11/1/34	1,000,000	1,214,170
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,100,330
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,464,834
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	317,082
		29,434,891

Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	700,000	697,508
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,644,660
District of Columbia — 1.2%
District of Columbia Rev., (Ingleside Presbyterian Retirement Community, Inc.), 5.00%, 7/1/52	1,000,000	1,016,250
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,145,080
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,396,050
		6,557,380
Florida — 6.3%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,500,000	1,617,720
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	254,888
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,065,890
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,350,640
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	576,835
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	761,153
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,010,630
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,042,210
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	395,434
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	288,408
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	1,250,000	1,394,662
Hillsborough County School Board COP, 5.00%, 7/1/22	1,250,000	1,465,987
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,651,425
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,183,200
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	665,088
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	550,980
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,449,662
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,149,340
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,007,256
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,116,620
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,214,230
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,067,510
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,429,661
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,577,300
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	450,000	520,866
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	2,000,000	2,003,620
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	770,000	849,772
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,910,740
		33,571,727
Georgia — 1.2%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/36	1,000,000	1,143,810
Gainesville & Hall County Development Authority Rev., (Riverside Military Academy, Inc.), 5.00%, 3/1/27	700,000	791,490
Marietta Development Authority Rev., (Life University, Inc.), 7.00%, 6/15/18, Prerefunded at 100% of Par(4)	1,000,000	1,048,300
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,609,950
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20, resets off the remarketing agent	1,500,000	1,525,320
		6,118,870
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,048,090

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance Rev., (Chaminade University of Honolulu), 5.00%, 1/1/45(1)	1,500,000	1,508,130
Idaho — 1.3%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,241,402
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	282,135
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,095,940
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,251,853
		6,871,330
Illinois — 10.6%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,876,775
Chicago GO, 5.50%, 1/1/39	2,000,000	2,163,840
Chicago GO, 5.00%, 1/1/40	2,500,000	2,579,525
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,727,522
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,124,100
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,527,448
Chicago Midway International Airport Rev., 5.00%, 1/1/31	2,000,000	2,321,720
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,437,520
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,521,550
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,240,000	1,355,977
Chicago Waterworks Rev., 5.00%, 11/1/29	1,750,000	2,042,338
Chicago Waterworks Rev., 5.00%, 11/1/30	1,000,000	1,160,800
Chicago Waterworks Rev., 5.00%, 11/1/31	1,000,000	1,155,740
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,760,327
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,101,520
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,044,120
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,091,450
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,055,960
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	2,400,000	2,472,432
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/38	500,000	556,315
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18, resets off the remarketing agent	1,125,000	1,126,429
Illinois State Toll Highway Authority Rev., 5.00%, 12/1/32	910,000	1,065,965
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,130,260
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,093,460
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,215,620
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,113,120
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,179,569
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,081,080
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,862,120
		55,944,602
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,003,000
Kansas — 0.7%
Wichita Rev., 3.00%, 9/1/23	3,800,000	3,838,760
Kentucky — 1.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/26	565,000	656,230
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,470,850
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,083,905
		6,210,985
Louisiana — 0.6%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,653,630

New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,594,485
		3,248,115
Maryland — 1.6%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,031,620
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,552,815
Baltimore Tax Allocation, 7.00%, 9/1/18, Prerefunded at 100% of Par(4)	2,900,000	3,077,306
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,072,700
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,617,015
		8,351,456
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp.), 4.00%, 7/1/38	1,500,000	1,537,005
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/46	1,000,000	1,111,480
		2,648,485
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,634,750
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,818,879
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,368,450
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,866,130
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,645,601
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	448,714
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	3,000,000	3,058,710
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,451,493
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,528,378
		16,821,105
Minnesota — 0.6%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,958,057
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,140,108
		3,098,165
Missouri — 3.2%
Branson Industrial Development Authority Tax Allocation, 3.00%, 11/1/21	705,000	709,385
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,376,000
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,100,860
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	2,008,201
Kansas City Industrial Development Authority Rev., (Kansas City United Methodist Retirement Home, Inc.), 6.00%, 11/15/51(1)	1,500,000	1,482,855
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 8.25%, 5/15/20, Prerefunded at 100% of Par(4)	3,000,000	3,569,730
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,717,306
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,059,190
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,808,118
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,012,690
		16,844,335
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,484,766
Nevada — 2.2%
Clark County Special Assessment, 5.00%, 8/1/30	1,470,000	1,549,468
Clark County Special Assessment, 5.00%, 8/1/32	375,000	392,700
Clark County Special Assessment, 5.00%, 8/1/35	700,000	728,273

Doral Academy of Nevada, 5.00%, 7/15/27(1)(7)	335,000	363,127
Doral Academy of Nevada, 5.00%, 7/15/37(1)(7)	1,000,000	1,037,250
Doral Academy of Nevada, 5.00%, 7/15/47(1)(7)	1,400,000	1,437,968
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,127,298
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	900,000	913,230
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,017,510
Reno Rev., VRDN, 0.94%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	2,300,000	2,300,000
		11,866,824
New Jersey — 5.7%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,644,850
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,123,860
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,790,320
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,045,920
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,090,130
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	556,445
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,053,220
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/46	2,500,000	2,554,000
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,153,750
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,175,540
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	3,021,900
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,960,920
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	7,000,000	6,801,410
		29,972,265
New York — 10.6%
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 5.00%, 7/15/20	600,000	659,592
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,618,110
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,311,760
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	782,685
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,045,650
Build NYC Resource Corp. Rev., (Pratt Paper, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,079,450
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,524,510
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/38	480,000	551,942
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	4,000,000	4,359,360
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,967,040
New York City GO, 5.00%, 8/1/23	750,000	904,890
New York City GO, 5.00%, 8/1/36	900,000	1,046,124
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,072,100
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	1,058,390
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,416,090
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,032,410
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,626,500
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	1,030,000	1,319,821
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/26	500,000	598,940
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,161,350
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	942,132
New York Transportation Development Corp. Rev., (American Airlines, Inc.) (GA: American Airlines Group), 5.00%, 8/1/31	5,000,000	5,349,050
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	5,015,520
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,141,320

New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,156,500
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,538,460
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,245,280
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,850,207
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,766,009
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,166,980
		56,308,172
North Carolina — 0.5%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,039,220
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,565,595
		2,604,815
Ohio — 3.8%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,894,280
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	1,000,000	938,360
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	6,000,000	5,757,120
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,570,094
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,384,740
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,428,225
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,425,887
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,099,970
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,611,425
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	257,175
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	596,041
		19,963,317
Oklahoma — 1.0%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,257,380
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 7.25%, 5/1/20, Prerefunded at 100% of Par(4)	2,500,000	2,903,375
		5,160,755
Oregon — 0.6%
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,095,090
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,368,863
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	517,515
		2,981,468
Pennsylvania — 6.8%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,428,056
Chester County Industrial Development Authority Rev., (Collegium Charter School), 5.00%, 10/15/27	1,290,000	1,376,198
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,069,390
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,581,210
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,985,420
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,500,150
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,757,600
Lancaster County Hospital Authority Rev., (Brethren Village), 5.125%, 7/1/37	1,000,000	1,103,070
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,348,850
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,525,490
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	315,424
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,073,438

Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,330,703
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/41	2,000,000	2,208,480
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,670,940
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,751,280
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	507,255
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,039,240
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(4)	1,500,000	1,632,750
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,878,200
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,025,580
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,061,791
		36,170,515
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,300,993
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,033,660
		3,334,653
South Carolina — 0.9%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	542,705
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,118,430
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,496,664
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,551,936
		4,709,735
Tennessee — 0.8%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,821,652
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	659,781
Clarksville Public Building Authority Rev., VRDN, 0.90%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,700,000	1,700,000
		4,181,433
Texas — 5.8%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	706,678
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,329,532
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,039,670
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,075,120
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,855,700
Houston Rev., 5.00%, 9/1/39	1,000,000	1,122,080
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,154,300
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	550,015
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,569,855
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	1,018,090
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	2,007,060
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.125%, 8/15/47(1)	1,000,000	1,007,620
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	1,999,140
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	997,480
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,042,339
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,014,620
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	2,500,000	2,718,600
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,404,940
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,295,513
		30,908,352

Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,204,610
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,046,900
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,776,792
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,500,000	1,486,710
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	1,001,325
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,102,990
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,307,316
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,203,354
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	961,180
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,284,348
		12,170,915
Washington — 1.2%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,093,210
Seattle Municipal Light & Power Rev., VRDN, 1.46%, 9/7/17, resets weekly off the MUNIPSA plus 0.68%	750,000	749,993
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,155,000	1,192,306
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,235,575
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,336,880
		6,607,964
West Virginia — 0.2%
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	910,000	892,910
Wisconsin — 3.2%
Public Finance Authority Rev., 7.00%, 12/1/50(1)	5,000,000	5,739,750
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,686,431
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,014,410
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,263,113
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,128,740
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,453,950
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/36	625,000	680,800
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/39	1,550,000	1,677,503
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,051,830
		16,696,527
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $505,888,930)		526,563,211
OTHER ASSETS AND LIABILITIES — 0.4%		2,069,077
TOTAL NET ASSETS — 100.0%		$528,632,288

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $76,193,332, which represented 14.4% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Escrowed to maturity in U.S. government securities or state and local government securities.

(5)	Non-income producing.

(6)	Security is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$505,888,930
Gross tax appreciation of investments	$25,196,440
Gross tax depreciation of investments	(4,522,159)
Net tax appreciation (depreciation) of investments	$20,674,281

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2017

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
Alabama — 0.5%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	4,510,000	4,810,005
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,175,170
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,184,740
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,288,060
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,137,551
		16,595,526
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,139,746
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,906,462
		7,046,208
Arizona — 1.7%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.68%, 10/2/17, resets quarterly off 67% of the 3-month LIBOR plus 0.81%	7,500,000	6,625,575
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	519,435
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	550,555
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,137,130
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,036,700
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,295,028
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,398,384
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,556,562
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,047,231
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	920,912
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	741,163
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,842,327
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,691,850
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	833,945
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	719,808
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,189,190
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,148,010
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,474,988
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,079,100
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/40	3,050,000	3,348,564
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,104,362
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	667,904
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,209,443
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	730,939
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	4,900,000	4,971,148

Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	4,400,000	4,624,620
		57,464,873
Arkansas — 0.2%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,164,110
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,596,776
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,358,303
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,183,550
		5,302,739
California — 12.6%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	770,511
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,131,300
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,206,730
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,150,679
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(3)	2,585,000	2,558,633
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,816,350
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,642,500
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,414,340
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,072,311
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,083,742
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,376,800
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,372,680
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,128,014
Bay Area Toll Authority Rev., VRDN, 1.48%, 9/7/17, resets weekly off the MUNIPSA plus 0.70%	2,000,000	2,010,580
Bay Area Toll Authority Rev., VRDN, 1.88%, 9/7/17, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,802,950
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18, resets off the remarketing agent	2,000,000	2,001,240
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,024,120
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	3,500,000	3,699,360
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,742,925
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	11,164,300
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,423,900
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,480,237
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,062,567
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 0.91%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of the West)	340,000	340,000
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,547,281
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	886,763
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,840,492
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	699,810
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,179,090
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,188,730
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,197,280
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,719,675
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,346,280
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,415,708
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	13,454,310
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,835,100
California Statewide Communities Development Authority Rev., 5.25%, 10/2/17, Prerefunded at 101% of Par (AGM)(2)	110,000	110,398

California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,832,265
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,844,820
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,215,680
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,745,136
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,468,642
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,803,485
Elsinore Valley Municipal Water District COP, VRDN, 0.74%, 9/6/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,400,000	2,400,000
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,828,304
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	4,000,000	4,630,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,898,750
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,981,750
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	2,035,757
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	10,000,000	9,959,800
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,562,599
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,856,337
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,609,172
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,768,947
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,474,425
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,241,324
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,325,685
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,452,439
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,339,010
Los Angeles County COP, 5.00%, 9/1/20	900,000	1,003,770
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,439,013
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	518,000
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	269,260
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,116,220
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,394,750
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	567,695
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,320,092
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,382,593
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,574,168
Metropolitan Water District of Southern California Rev., VRDN, 1.17%, 9/7/17, resets weekly off the MUNIPSA plus 0.38%	7,000,000	6,998,040
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,382,593
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,589,350
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,177,850
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,271,479
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,404,898
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,274,690
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,591,257
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,215,630
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,177,750
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	939,688
Palomar Health COP, 6.00%, 11/1/41	5,985,000	6,494,563
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,509,956
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,863,450
Palomar Health Rev., 5.00%, 11/1/23	2,500,000	2,901,750
Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,473,399

Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,376,580
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	4,085,165
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,827,973
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,435,802
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,122,990
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,083,756
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	310,275
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	322,620
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	376,311
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,359,273
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	740,032
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,241,472
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	2,865,000	3,393,936
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,740,120
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,239,000
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,436,865
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,769,140
State of California GO, 5.00%, 10/1/17	8,000,000	8,029,120
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(2)	1,715,000	1,727,434
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(2)	150,000	151,088
State of California GO, 5.00%, 7/1/18(2)	870,000	901,320
State of California GO, 5.00%, 9/1/24	10,000,000	11,870,800
State of California GO, 5.00%, 3/1/26	5,000,000	6,163,350
State of California GO, 5.00%, 12/1/26	3,955,000	4,822,885
State of California GO, 5.00%, 2/1/27	10,000,000	11,912,100
State of California GO, 5.00%, 11/1/27	5,000,000	6,055,900
State of California GO, 5.00%, 2/1/28	10,000,000	11,844,600
State of California GO, 4.00%, 9/1/32	10,000,000	10,965,500
State of California GO, 5.00%, 11/1/32	920,000	926,366
State of California GO, 6.00%, 4/1/38	5,000,000	5,391,500
State of California GO, 5.50%, 11/1/39	10,000,000	10,923,900
State of California GO, VRDN, 1.56%, 9/1/17, resets monthly off 70% of the 1-month LIBOR plus 0.70%	8,500,000	8,580,495
State of California GO, VRDN, 1.62%, 9/1/17, resets monthly off 70% of the 1-month LIBOR plus 0.76%	4,000,000	4,021,880
State of California GO, VRN, 1.69%, 9/7/17, resets weekly off the MUNIPSA plus 0.90%	4,000,000	4,003,360
State of California GO, VRN, 1.79%, 9/7/17, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,613,056
State of California GO, VRN, 1.94%, 9/7/17, resets weekly off the MUNIPSA plus 1.15%	2,120,000	2,154,196
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	2,884,608
State of California Department of Water Resources Rev., 5.00%, 12/1/22	205,000	211,808
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,352,400
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	6,215,000	6,393,681
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/17 (BAM)	400,000	400,000
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	515,970
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	2,981,496
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20, resets off the remarketing agent (AGM)	5,305,000	5,313,806
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	3,350,000	3,361,993
		416,359,879
Colorado — 3.3%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,352,182
Adams County COP, 4.00%, 12/1/26	2,250,000	2,565,180

Adams County COP, 4.00%, 12/1/27	1,310,000	1,479,317
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,344,250
City & County of Denver Rev., 4.00%, 8/1/46	1,500,000	1,584,060
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,819,750
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,401,875
City & County of Denver Airport System Rev. VRDN, 1.72%, 9/1/17, resets monthly off 70% of the 1-month LIBOR plus 0.86%	4,000,000	4,014,640
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	2,038,277
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,334,276
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,347,793
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,213,466
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,392,113
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,543,853
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23, resets off the remarketing agent	2,000,000	2,377,560
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,579,635
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,370,025
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/18	200,000	204,876
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	263,243
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	741,964
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	355,625
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	442,432
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	886,392
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	571,176
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	386,666
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	428,637
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	438,296
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	277,038
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,377,102
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	648,264
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,119,840
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,113,350
Colorado High Performance Transportation Enterprise Rev., 5.00%, 12/31/47	1,800,000	2,002,752
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,721,383
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,337,500
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,745,955
E-470 Public Highway Authority Rev., VRDN, 1.73%, 9/7/17, resets weekly off 67% of the 1-month LIBOR plus 0.90%	2,500,000	2,517,025
E-470 Public Highway Authority Rev., VRDN, 1.88%, 9/7/17, resets weekly off 67% of the 1-month LIBOR plus 1.05%	1,000,000	1,015,340
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,171,480
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	238,750
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	3,875,000	4,230,144
Regional Transportation District COP, 5.50%, 6/1/20, Prerefunded at 100% of Par(2)	1,830,000	2,055,090
Regional Transportation District COP, 5.50%, 6/1/21	170,000	190,845
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,620,350
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,843,756
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,212,952
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,138,296
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,508,290

Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,504,244
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,502,228
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,609,530
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,342,403
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,505,658
		108,027,124
Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,038,010
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,052,540
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,062,770
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,969,716
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,303,711
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 0.875%, 2/8/18, resets off the remarketing agent	17,900,000	17,904,833
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18, resets off the remarketing agent	7,500,000	7,535,475
Connecticut State Health & Educational Facility Authority Rev., VRDN, 1.30%, 2/3/20, resets off the remarketing agent	5,000,000	5,021,200
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,711,200
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,358,500
		56,957,955
District of Columbia — 0.8%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,332,880
District of Columbia Rev., 5.00%, 12/1/17	5,000,000	5,054,250
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,462,150
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,193,150
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,214,080
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,152,990
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,254,780
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,347,150
		25,011,430
Florida — 5.1%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,187,552
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,156,350
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,153,580
Broward County Educational Facilities Authority Rev., (Nova Southeastern University, Inc.), VRDN, 0.84%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,700,000	2,700,000
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,577,596
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,698,620
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19, resets off the remarketing agent	1,500,000	1,517,430
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,162,880
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	866,903
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,435,875
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,178,060
Fort Myers Rev., 4.00%, 12/1/29	170,000	186,186
Fort Myers Rev., 4.00%, 12/1/30	150,000	163,335
Fort Myers Rev., 4.00%, 12/1/31	650,000	705,088
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,068,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,034,930
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,018,870

Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,507,305
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,682,652
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,020,500
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,036,341
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,670,102
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	901,403
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,448,559
Miami-Dade County Aviation Rev., 5.25%, 10/1/17, Prerefunded at 100% of Par (AGM)(2)	4,650,000	4,667,530
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,849,375
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,255,810
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,366,720
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,760,940
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	936,128
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,875,087
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,117,113
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,161,560
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,724,010
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,697,719
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,278,160
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	469,768
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	596,645
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	603,545
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,096,350
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	241,720
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	9,462,240
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,688,070
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,957,450
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,966,575
Orlando Utilities Commission Rev., 6.75%, 10/1/17(2)	175,000	175,809
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	1,006,548
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,627,440
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,478,767
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	2,074,117
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,343,000
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/40	1,880,000	2,056,889
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/40 (AGM)	5,850,000	6,290,505
School District of Broward County COP, 5.00%, 7/1/26	12,000,000	13,594,320
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,619,800
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,934,735
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,469,407
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	473,864
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	596,591
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	888,936
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,101,360
Tampa Rev., 6.00%, 10/1/18 (Ambac)	50,000	50,918
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	3,700,000	3,820,805
Tampa Bay Water Rev., 5.00%, 10/1/17	5,000	5,018
Tampa Water & Wastewater System Rev., 6.00%, 10/1/17 (AGM)	1,000,000	1,004,430
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,226,030

Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,460,172
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,239,297
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,293,315
		166,682,705
Georgia — 0.6%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,275,960
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	678,269
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,085,230
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	1,030,969
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	218,014
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	838,140
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	350,433
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	355,044
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	268,958
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	361,098
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	360,090
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,289,040
Marietta Development Authority Rev., (Life University, Inc.), 6.25%, 6/15/18, Prerefunded at 100% of Par(2)	395,000	411,819
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,650,450
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,074,730
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,645,095
		19,893,339
Guam — 0.3%
Guam Government GO, 6.00%, 11/15/19	3,175,000	3,344,291
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,581,870
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,105,060
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,273,320
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,133,560
		9,438,101
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,068,588
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,717,425
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,094,070
State of Hawaii GO, 5.00%, 8/1/23	6,000,000	7,242,900
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	11,609,100
		23,732,083
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	537,810
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,326,880
		3,864,690
Illinois — 9.6%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,387,934
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,966,108
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,078,180
Chicago GO, 5.00%, 1/1/25	10,000,000	11,140,200
Chicago GO, 6.00%, 1/1/38	5,000,000	5,784,900
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	843,256
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	900,152
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	693,510

Chicago O'Hare International Airport Rev., 5.25%, 1/1/18 (NATL)	5,000,000	5,073,150
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,129,040
Chicago O'Hare International Airport Rev., 5.75%, 1/1/21, Prerefunded at 100% of Par(2)	1,680,000	1,937,947
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,776,555
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,810,600
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,874,032
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	363,379
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,460,620
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,868,780
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,182,280
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,374,280
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,784,157
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,232,737
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,958,000
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,080,002
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,110,280
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,103,620
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	833,822
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	831,247
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,501,158
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,651,230
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,397,100
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,870,900
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,950,450
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,381,060
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,652,615
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,778,658
Cook County GO, 5.00%, 11/15/25	3,600,000	4,246,308
Cook County GO, 5.00%, 11/15/27	2,800,000	3,282,804
Cook County GO, 5.00%, 11/15/28	4,150,000	4,827,238
Cook County GO, 5.00%, 11/15/29	3,100,000	3,576,160
Cook County GO, 5.00%, 11/15/30	2,500,000	2,866,200
Cook County GO, 5.00%, 11/15/31	2,350,000	2,680,857
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,185,780
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,130,012
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,387,742
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,307,160
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,514,800
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,735,320
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,750,755
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,227,061
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,265,995
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,142,915
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,317,670
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,310,184
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,287,200
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/27	3,340,000	3,620,460
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	808,613
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,380,378

Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,463,166
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,537,696
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,829,016
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,226,640
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,563,413
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,364,720
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,212,551
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,226,800
Illinois Finance Authority Rev., (OSF Healthcare System Obligated Group), VRDN, 0.80%, 9/7/17, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	2,300,000	2,300,000
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	7,600,000	7,829,368
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,677,210
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	280,400
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	804,818
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	370,195
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	773,614
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	821,813
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,764,500
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,312,127
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,134,536
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	929,239
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,141,640
Illinois Finance Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18, resets off the remarketing agent	3,875,000	3,879,921
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,337,576
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,846,625
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,421,200
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	455,000	500,691
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,090,470
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,121,470
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	2,008,615
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,459,065
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,381,060
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,467,300
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,452,480
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,405,400
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,109,740
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,309,763
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,131,060
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,213,349
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	950,592
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,785,915
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,198,880
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,178,660
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	904,322
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	671,910
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	882,578
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,153,670
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,029,863
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,558,985
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,299,810

Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,968,104
		316,896,087
Indiana — 1.4%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	2,049,660
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,628,934
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,694,449
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,350,507
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,454,360
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,395,394
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,956,975
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	3,076,902
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,518,952
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	2,035,005
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,124,287
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,120,580
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,147,420
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,160,219
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,100,060
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,495,624
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,178,160
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,337,818
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,426,237
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,645,766
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,390,787
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,532,430
		45,820,526
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,679,650
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	916,576
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,070,876
		1,987,452
Kentucky — 1.4%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	421,020
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	571,835
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	2,025,660
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,420,000	2,717,466
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,037,950
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	965,069
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	892,538
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,597,516
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,594,895
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.375%, 8/15/24	3,000,000	3,124,020
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.625%, 8/15/27	1,250,000	1,297,000
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	829,110
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,125,810
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,848,274
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,299,560

Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,559,831
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,072,470
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,662,735
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19, resets off the remarketing agent	5,000,000	5,023,050
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,781,625
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,788,015
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,318,746
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,386,520
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,652,467
		47,593,182
Louisiana — 1.3%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRDN, 0.80%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,850,000	1,850,000
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,112,500
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,509,940
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	960,280
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,648,187
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	908,640
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,483,522
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,271,882
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	846,030
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	1,000,000	1,175,150
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	1,000,000	1,171,550
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,500,000	1,489,950
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,890,700
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	514,885
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	373,460
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	453,464
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	295,308
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	239,542
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,867,218
Regional Transit Authority Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,010,490
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,086,340
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,398,037
		43,557,075
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,889,776
Maryland — 1.7%
Baltimore Rev., 4.25%, 6/1/26	2,135,000	2,211,006
Baltimore Rev., 4.00%, 9/1/27	400,000	411,640
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,537,695
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,710,384
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,134,830
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	577,730
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,782,230
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	1,010,285
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,387,680
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,413,701
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,188,160

Maryland Community Development Administration Rev., (Kirkwood House Preservation LP), VRDN, 0.79%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	1,100,000	1,100,000
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	343,191
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	378,411
Maryland Economic Development Corp. Rev., 5.00%, 7/1/25	200,000	238,508
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	430,706
Maryland Economic Development Corp. Rev., 5.00%, 7/1/26	175,000	209,253
Maryland Economic Development Corp. Rev., 5.00%, 7/1/27	120,000	144,385
Maryland Economic Development Corp. Rev., 5.00%, 7/1/28	130,000	155,110
Maryland Economic Development Corp. Rev., 5.00%, 7/1/29	175,000	206,899
Maryland Economic Development Corp. Rev., 5.00%, 7/1/30	250,000	293,813
Maryland Economic Development Corp. Rev., 5.00%, 7/1/31	300,000	350,475
Maryland Economic Development Corp. Rev., 5.00%, 7/1/32	325,000	378,180
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,434,512
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,154,530
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,072,700
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	535,555
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	548,465
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,117,659
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,704,039
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	533,007
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	774,272
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,280,575
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,130,670
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,787,467
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,346,789
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	2,009,525
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,130,436
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,247,148
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,388,478
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,171,840
		54,961,939
Massachusetts — 2.8%
Massachusetts GO, VRDN, 1.70%, 8/1/22, resets off the remarketing agent	5,500,000	5,612,805
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	2,485,000	2,578,759
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,267,717
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	651,584
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	467,244
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	630,336
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	663,399
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28(4)	4,540,000	5,514,057
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/29(4)	3,765,000	4,527,525
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30(4)	1,505,000	1,797,873
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31(4)	2,000,000	2,369,540
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	555,612
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/32(4)	2,000,000	2,359,780
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,587,461
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	547,300

Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	620,657
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,560,581
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,549,611
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,291,115
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,363,992
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	302,318
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,217,400
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,321,573
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/20	500,000	549,675
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/21	725,000	818,880
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/22	750,000	867,577
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/23	1,250,000	1,473,975
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/24	1,000,000	1,196,350
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,068,152
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,146,040
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,152,165
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,340,274
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	268,830
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	3,008,434
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	9,358,000
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	4,181,856
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,593,869
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	2,012,020
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,146,450
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,092,500
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,553,500
		92,186,786
Michigan — 5.3%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	972,338
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,644,254
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,771,135
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,867,568
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,020,494
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,139,972
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,972,868
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,616,003
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,744,396
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,234,630
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,514,750
Detroit Sewage Disposal System Rev.(Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	21,431,795
Detroit Water Supply System Rev.(Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,073,750
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,703,650
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,139,640
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	585,565
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,197,080

Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,217,240
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,232,510
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,727,722
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,890,604
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,530,647
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,011,257
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19, resets off the remarketing agent	3,000,000	3,001,320
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,150,950
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,254,620
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,685,040
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	5,219,135
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	2,500,000	2,742,200
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,839,230
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,415,400
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,199,830
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,656,984
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,469,325
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,829,344
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,357,360
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,138,395
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	924,030
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19, resets off the remarketing agent	6,970,000	7,018,651
Michigan State Housing Development Authority Rev., VRDN, 0.85%, 9/6/17, resets weekly off the remarketing agent (SBBPA: Barclays Bank plc)	2,565,000	2,565,000
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	2,500,000	2,483,575
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	1,375,000	1,365,966
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,191,931
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,198,663
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	376,912
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,493,691
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,572,469
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,753,319
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	13,500,520
Warren Consolidated School District GO,, 4.00%, 5/1/22 (AGM)(4)	1,645,000	1,814,961
Warren Consolidated School District GO,, 4.00%, 5/1/26 (AGM)(4)	1,100,000	1,239,645
Wayne County Airport Authority Rev., 5.00%, 12/1/18 (NATL)	3,000,000	3,031,650
Wayne County Airport Authority Rev., 5.00%, 12/1/19 (NATL)	2,000,000	2,020,920
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,150,780
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	746,434
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,345,986
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,311,679
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	572,475
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,245,523
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,350,880
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,857,031
		173,331,692
Minnesota — 0.8%
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	583,385
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,419,792

Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	956,832
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,142,350
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,251,140
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	5,006,385
Minnesota Higher Education Facilities Authority Rev., (College of St. Benedict), 4.00%, 3/1/43	1,000,000	1,032,770
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21, resets off the remarketing agent	6,000,000	6,820,860
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,419,740
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,189,700
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,395,100
		28,218,054
Mississippi — 1.0%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	703,998
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,119,180
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,141,760
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,732,740
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,289,120
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,138,340
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	389,918
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	667,563
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	605,209
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	642,965
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,441,798
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,464,012
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRDN, 1.55%, 1/9/18, resets semiannually off the remarketing agent(1)	3,100,000	3,100,372
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	6,106,400
State of Mississippi GO, VRDN, 1.16%, 10/2/17, resets monthly off 67% of the 1-month LIBOR plus 0.33%	3,000,000	3,001,590
		32,544,965
Missouri — 1.3%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,524,708
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,907,600
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,935,408
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,311,348
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	682,212
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,146,990
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	931,578
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,276,132
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,533,508
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,410,356
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University), 5.375%, 3/15/18, Prerefunded at 100% of Par(2)	2,250,000	2,305,867
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/25	3,270,000	3,882,504
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/26	3,130,000	3,739,129
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,550,830
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,969,465
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	417,837
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,066,777

Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	1,000,000	1,088,960
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,193,225
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,244,289
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,776,761
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	390,908
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	300,000	359,235
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	484,512
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	700,000	854,581
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	1,000,000	1,237,480
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,020,160
		43,242,360
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,852,625
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,564,161
Nebraska Public Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,535,625
		9,952,411
Nevada — 0.6%
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20, resets off the remarketing agent	1,500,000	1,511,235
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,382,660
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,251,480
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,969,456
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,054,869
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	1,019,130
Reno Rev., VRDN, 0.94%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	7,795,000	7,795,000
		19,983,830
New Jersey — 5.0%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	114,709
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,486,250
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,619,753
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,522,135
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,573,000
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,527,550
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,893,200
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,854,060
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	619,545
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	535,320
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,066,650
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/21	1,115,000	1,187,230
New Jersey Educational Facilities Authority Rev., (College of St. Elizabeth), 5.00%, 7/1/26	2,105,000	2,296,239
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,819,044
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,807,440
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,127,904
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,250,000	1,368,975
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,925,000	2,108,683
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,039,170

New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,315,060
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,779,885
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,755,360
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,532,850
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,728,101
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,265,740
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,499,090
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,250,840
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,337,000
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,493,780
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,556,701
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,284,900
New Jersey Turnpike Authority Rev., 5.00%, 1/1/18	1,700,000	1,723,698
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	10,920,100
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	1,820,000	2,148,983
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,261,580
New Jersey Turnpike Authority Rev., 5.00%, 1/1/28	180,000	208,811
New Jersey Turnpike Authority Rev., 5.00%, 1/1/29	14,940,000	17,285,879
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	6,125,748
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,151,849
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,581,722
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,815,641
Tobacco Settlement Financing Corp. Rev., 4.625%, 6/1/26	5,000,000	5,005,750
		165,595,925
New Mexico — 0.5%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22, resets off the remarketing agent	3,000,000	3,047,520
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,101,100
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,112,820
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,945,255
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,211,300
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19, resets off the remarketing agent (SBBPA: Royal Bank of Canada)	5,000,000	5,344,100
		16,762,095
New York — 11.0%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	478,856
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	413,410
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	410,935
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	4,169,900
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,214,400
Build NYC Resource Corp. Rev., (Manhattan College), 5.00%, 8/1/47	1,500,000	1,728,660
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,652,373
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,283,567
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,497,263
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	486,885
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,581,052
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,792,395

Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	1,006,367
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,194,070
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,058,976
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,712,508
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,183,799
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,029,585
Metropolitan Transportation Authority Rev., 5.00%, 11/15/17	2,000,000	2,017,640
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,907,622
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,366,921
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	1,023,946
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	4,595,000	5,444,891
Metropolitan Transportation Authority Rev., 5.00%, 11/15/26	5,000,000	5,885,450
Metropolitan Transportation Authority Rev., 5.00%, 11/15/29	10,360,000	12,122,029
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	2,100,000	2,373,798
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	6,015,817
Metropolitan Transportation Authority Rev., VRDN, 1.14%, 9/7/17, resets weekly off the MUNIPSA plus 0.36%	7,500,000	7,498,425
Metropolitan Transportation Authority Rev., VRDN, 1.16%, 9/7/17, resets weekly off the MUNIPSA plus 0.37%	1,000,000	999,830
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	128,456
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	106,941
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	982,829
New York City GO, 5.00%, 11/1/17 (AGM)	5,000	5,018
New York City GO, 5.00%, 8/1/18	4,095,000	4,252,330
New York City GO, 5.00%, 8/1/18	5,000,000	5,192,100
New York City GO, 5.00%, 8/1/18	5,000,000	5,192,100
New York City GO, 5.00%, 8/1/19	4,555,000	4,910,427
New York City GO, 5.00%, 10/1/19	5,000,000	5,422,650
New York City GO, 5.00%, 8/1/22	7,565,000	8,935,778
New York City GO, 5.00%, 8/1/23	10,000,000	12,065,200
New York City GO, 5.00%, 8/1/25	1,700,000	2,095,794
New York City GO, 5.00%, 8/1/26	5,370,000	6,562,194
New York City GO, 5.00%, 8/1/36	4,600,000	5,346,856
New York City GO, VRDN, 0.84%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon Trust)	3,500,000	3,500,000
New York City GO, VRDN, 0.86%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of the West)	3,565,000	3,565,000
New York City GO, VRDN, 0.80%, 9/7/17, resets weekly off the remarketing agent (SBBPA: BMO Harris Bank N.A.)	1,000,000	1,000,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,122,460
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	5,365,000	5,403,413
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/17	6,205,000	6,249,428
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,148,850
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	12,960,000	15,289,042
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	12,104,200
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,689,720
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,419,323
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,492,989
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,420,620
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	607,327
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	428,560
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,551,117
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,193,630
New York State Dormitory Authority Rev., 5.00%, 2/15/19, Prerefunded at 100% of Par(2)	3,760,000	3,986,352

New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,752,300
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,576,070
New York State Dormitory Authority Rev., 5.00%, 2/15/39	235,000	248,456
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,069,120
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,560,316
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	849,216
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,182,082
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	1,020,879
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	3,000,790
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,508,442
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,806,400
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,930,699
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	6,025,850
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,953,700
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,365,000	1,407,806
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	928,055
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,192,541
State of New York GO, 5.00%, 2/15/39	2,000,000	2,118,420
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	515,860
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	815,994
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,094,230
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,181,466
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/17	3,325,000	3,354,692
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	838,138
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,494,135
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	4,096,351
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,183,320
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,069,780
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,233,340
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,090,420
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,141,600
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,428,752
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,318,420
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,107,810
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,739,543
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,189,550
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,158,900
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,147,110
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,139,980
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	542,055
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	552,905
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,171,999
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,273,740
		361,933,306
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,079,440

Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,302,730
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,031,270
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,968,855
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26	905,000	1,124,372
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27	965,000	1,211,365
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,538,375
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,030,700
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,350,438
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,586,018
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	546,052
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	367,773
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	866,640
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	880,921
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	799,554
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	496,953
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	409,993
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	888,432
		25,479,881
Ohio — 2.3%
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,877,850
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,635,587
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,677,694
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,550,862
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,547,320
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,835,350
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	4,013,722
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,849,084
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	862,965
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,894,311
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,788,399
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,292,849
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,570,750
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,376,450
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,565,802
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	598,135
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	439,479
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,696,155
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,999,515
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,548,842
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,305,660
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,848,560
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,996,242
Kent State University Rev., 4.00%, 5/1/23	1,800,000	2,043,252
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	5,090,105
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	520,000	560,305
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19(2)	1,520,000	1,648,486
Ohio Higher Educational Facility Commission Rev., (Oberlin College), 5.00%, 10/1/19	3,480,000	3,770,406
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,186,738
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,250,840

Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,361,822
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,447,931
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,521,981
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,759,179
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,063,480
		76,476,108
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.50%, 8/15/18, Prerefunded at 100% of Par(2)	3,000,000	3,134,010
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,834,455
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,208,630
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,194,790
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	283,197
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,888,227
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	567,625
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	669,912
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,109,710
		11,890,556
Oregon — 0.6%
Forest Grove Rev., (Oak Tree Foundation, Inc.), 3.00%, 3/1/18	175,000	176,496
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	331,725
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,166,006
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	397,012
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	286,635
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	230,164
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	363,607
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	677,790
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	540,640
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	314,523
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	274,675
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	241,924
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	317,701
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	278,823
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	235,778
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,480,896
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,154,812
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,070,333
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,117,300
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,714,110
State of Oregon GO, 5.00%, 8/1/21	750,000	864,990
State of Oregon GO, 5.00%, 8/1/22	700,000	830,004
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,624,375
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,234,170
		19,924,489
Pennsylvania — 6.6%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,341,143
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,164,680
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	646,590
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	429,196
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,561,245

Berks County Municipal Authority Rev., (Reading Hospital Obligated Group), VRDN, 2.28%, 9/7/17, resets weekly off the MUNIPSA plus 1.50%	2,500,000	2,515,325
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	906,885
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	476,752
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	269,945
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	213,544
Coatesville School District GO, 4.00%, 8/1/20	250,000	268,275
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,131,550
Coatesville School District GO, 5.00%, 8/1/22	875,000	1,012,165
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,193,460
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,595,502
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,734,386
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,201,170
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,688,565
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/24	525,000	629,533
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/25	750,000	907,890
Dauphin County General Authority Rev., (Pinnacle Health Obligated Group), 5.00%, 6/1/26	650,000	792,395
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,155,985
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	2,078,003
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,258,450
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,198,694
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,252,658
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,305,158
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,354,034
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,412,638
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.65%, 11/1/17, resets quarterly off 67% of the 3-month LIBOR plus 0.77%	5,000,000	4,322,800
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,561,500
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,468,502
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	788,970
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	625,877
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,772,800
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,518,049
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,697,859
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,111,109
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,327,576
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,120,500
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 7/1/19	15,525,000	16,703,192
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	4,490,000	4,899,129
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	561,909
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	845,082
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	822,015
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	904,365
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,151,840
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,145,030
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,424,325
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,781,584

Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,081,770
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,824,460
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,207,605
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/27	945,000	1,118,436
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,179,010
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,410,366
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,703,400
Pennsylvania Turnpike Commission Rev., VRN, 1.39%, 9/7/17, resets weekly off the MUNIPSA plus 0.60%	5,000,000	4,999,400
Pennsylvania Turnpike Commission Rev., VRN, 1.46%, 9/7/17, resets weekly off the MUNIPSA plus 0.68%	3,945,000	3,942,199
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,766,400
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,406,890
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,903,125
Philadelphia Authority for Industrial Development Rev., 5.00%, 12/1/24 (AGM)	1,305,000	1,566,157
Philadelphia Authority for Industrial Development Rev., 5.00%, 12/1/27 (AGM)	1,000,000	1,212,030
Philadelphia Authority for Industrial Development Rev., 5.00%, 12/1/29 (AGM)	1,465,000	1,744,581
Philadelphia Authority for Industrial Development Rev., 5.00%, 12/1/30 (AGM)	2,960,000	3,510,501
Philadelphia Authority for Industrial Development Rev., 5.00%, 12/1/31 (AGM)	1,610,000	1,902,778
Philadelphia Authority for Industrial Development Rev., 5.00%, 12/1/32 (AGM)	1,800,000	2,120,634
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	656,454
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,124,260
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	823,902
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,478,938
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,785,435
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,032,792
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,104,445
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,762,819
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,499,770
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,164,140
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,257,972
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	490,701
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,574,538
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,448,734
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,842,939
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,932,332
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,170,410
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,082,164
Reading School District GO, 5.00%, 3/1/21	425,000	476,778
Reading School District GO, 5.00%, 3/1/23	670,000	786,412
Reading School District GO, 5.00%, 3/1/28	1,025,000	1,243,253
Reading School District GO, 5.00%, 3/1/35	2,000,000	2,342,960
Reading School District GO, 5.00%, 3/1/37	1,500,000	1,753,155
Reading School District GO, 5.00%, 3/1/38	1,500,000	1,750,440
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,616,600
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,685,450
Scranton School District GO, 4.00%, 6/1/18	350,000	356,111
Scranton School District GO, 5.00%, 6/1/19	425,000	447,759
Scranton School District GO, 5.00%, 6/1/20	630,000	680,217
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,495,866
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,571,256

Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,247,166
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	592,065
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	718,122
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	749,437
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,094,487
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	947,743
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	917,147
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,159,030
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	808,325
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	804,965
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,971,550
		216,298,610
Rhode Island — 0.2%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,209,030
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	538,475
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	587,470
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	581,285
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,638,980
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,368,960
		7,924,200
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	2,110,867
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,522,691
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,149,200
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,050,300
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	294,793
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,376,038
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	545,279
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	673,600
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	939,059
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,235,175
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,840,832
		23,737,834
Tennessee — 0.4%
Clarksville Public Building Authority Rev., VRDN, 0.90%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,055,000	2,055,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	325,590
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,128,477
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	564,735
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	428,839
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	735,520
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	464,360
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	445,564
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	560,661
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	558,068
Montgomery County Public Building Authority Rev., VRDN, 0.90%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	4,900,000	4,900,000

Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	820,000	843,731
		13,010,545
Texas — 8.4%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,537,168
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,448,893
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	538,655
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	836,318
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	883,536
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	742,443
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	756,750
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	858,773
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,769,340
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	932,640
Austin Electric Utility Rev., 4.00%, 11/15/17	500,000	503,405
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	544,060
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	319,897
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	292,415
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,571,910
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	961,962
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,901,600
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,296,200
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,346,260
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,367,360
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,247,600
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,289,276
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,486,261
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,093,900
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,196,335
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	580,145
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,723,575
Dallas GO, 5.00%, 2/15/18	4,350,000	4,430,257
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,455,425
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent (PSF-GTD)	10,000,000	11,566,700
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	754,718
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,362,070
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	840,518
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	5,056,110
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	576,615
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	472,176
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	774,593
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/18 (BAM)	150,000	152,034
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	156,114
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	255,341
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	434,008
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	335,720
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	443,856
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	533,222
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	266,117

Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	219,720
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,287,681
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	549,280
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/24	11,780,000	14,365,592
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,462,357
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,529,968
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,929,152
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,041,783
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,832,415
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,211,970
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,202,230
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,102,830
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,687,049
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,060,400
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,637,900
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,353,126
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	1,021,212
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	1,002,108
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	837,270
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	901,208
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,179,410
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	596,603
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,657,029
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,150,710
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	554,505
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,139,110
Houston Rev., 5.00%, 9/1/25	1,000,000	1,194,090
Houston Rev., 5.00%, 9/1/27	2,050,000	2,407,910
Houston Rev., 5.00%, 9/1/28	710,000	827,959
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	3,002,982
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,668,640
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,148,080
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,089,730
Houston Independent School District GO, VRDN, 1.70%, 6/1/18, resets off the remarketing agent (PSF-GTD)	14,050,000	14,133,597
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18, resets off the remarketing agent (PSF-GTD)	5,000,000	5,004,000
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,080,060
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,860,078
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,105,650
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,790,763
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,205,440
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,466,860
Mission Economic Development Corp. Rev., (Progressive Waste Solutions of, Inc.), VRDN, 0.84%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (GA: IESI Corp.)	1,200,000	1,200,000
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 3.625%, 8/15/22(1)	400,000	403,300
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 4.25%, 8/15/27(1)	610,000	613,081
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,091,545
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,570,987
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,211,620
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,369,060

North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,800,925
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	7,055,653
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,204,940
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,362,841
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,522,834
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/18	785,000	807,671
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,065,440
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	1,000,000	1,097,710
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	884,805
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	695,931
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	1,015,115
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	1,016,238
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,301,137
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	537,364
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,438,806
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	812,122
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,360,036
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,965,211
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,163,810
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,639,546
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,697,462
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,956,738
State of Texas GO, 5.00%, 10/1/17	2,225,000	2,233,032
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,125,340
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,417,040
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	6,000,000	7,346,520
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,630,187
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,792,781
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,806,991
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,172,150
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,607,400
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21, resets off the remarketing agent	2,000,000	2,209,840
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,958,216
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,060,050
		277,612,203
Utah — 0.5%
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,245,447
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,523,464
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,209,700
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,233,610
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,141,960
Utah Transit Authority Rev., 5.00%, 6/15/24	2,900,000	3,377,485
Utah Transit Authority Rev., 5.00%, 6/15/25	1,220,000	1,419,043
		15,150,709
Vermont — 0.5%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	580,670
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	849,458
University of Vermont & State Agricultural College Rev., 5.00%, 10/1/19 (Ambac)	2,145,000	2,152,679

Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,640,702
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	723,990
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,182,980
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	919,934
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,162,420
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,037,628
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	572,850
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,631,480
		15,454,791
Virginia — 0.5%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,578,977
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,618,570
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	2,019,689
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	702,196
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	771,212
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,192,800
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,171,850
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	809,025
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,536,190
		15,400,509
Washington — 4.7%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/17	5,875,000	5,917,770
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	2,410,000	2,495,531
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,296,531
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	3,000,000	3,112,680
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,107,260
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,294,100
Seattle Municipal Light & Power Rev., VRDN, 1.46%, 9/7/17, resets weekly off the MUNIPSA plus 0.68%	14,250,000	14,249,857
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,797,700
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,891,312
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,878,685
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,294,360
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,746,200
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,539,879
State of Washington GO, 5.00%, 7/1/26	14,000,000	16,440,480
State of Washington GO, 5.00%, 7/1/27	10,000,000	12,185,300
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,826,152
Tacoma Electric System Rev., 4.00%, 1/1/18	1,000,000	1,010,990
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,084,420
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,055,440
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 1.83%, 9/7/17, resets weekly off the MUNIPSA plus 1.05%	2,000,000	2,019,840
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 1.93%, 9/7/17, resets weekly off 67% of the 1-month LIBOR plus 1.10%	2,000,000	1,999,640
Washington Health Care Facilities Authority Rev., (Multicare Health System Obligated Group), VRDN, 0.79%, 9/6/17, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	2,970,000	2,970,000
Washington Health Care Facilities Authority Rev., (Providence St. Joseph Health Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,694,715

Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,688,720
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,492,650
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,164,201
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,402,935
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,467,612
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,540,183
		154,665,143
Wisconsin — 1.0%
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	2,200,000	2,213,200
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,617,247
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,190,720
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,806,240
State of Wisconsin GO, 5.00%, 5/1/19(2)	2,285,000	2,441,705
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,902,769
State of Wisconsin GO, 5.00%, 5/1/20(2)	110,000	121,723
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,200,964
State of Wisconsin GO, 5.00%, 5/1/21(2)	40,000	45,715
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,813,699
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18	750,000	776,618
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	5,007,570
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,210,002
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,657,793
		34,005,965
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $3,151,673,682)		3,282,545,306
OTHER ASSETS AND LIABILITIES — 0.3%		10,992,765
TOTAL NET ASSETS — 100.0%		$3,293,538,071

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $41,022,054, which represented 1.2% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,151,673,682
Gross tax appreciation of investments	$137,176,626
Gross tax depreciation of investments	(6,305,002)
Net tax appreciation (depreciation) of investments	$130,871,624

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Tax-Free Money Market Fund
August 31, 2017

Tax-Free Money Market - Schedule of Investments
AUGUST 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 101.1%
California — 15.2%
City & County of San Francisco, 0.89%, 12/7/17 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.87%, 9/7/17, resets weekly off the MUNIPSA plus 0.70%	2,100,000	2,100,000
Los Angeles County Metropolitan Transportation Authority, 0.92%, 9/12/17 (LOC: MUFG Union Bank)	2,000,000	2,000,000
Metropolitan Water District of Southern California Rev., VRN, 0.84%, 9/7/17, resets weekly off the MUNIPSA plus 0.50%	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.91%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.94%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Town of Hillsborough COP, VRDN, 0.82%, 9/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	1,165,000	1,165,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.29%, 9/7/17, resets weekly off the remarketing agent (LOC: BNP Paribas)	6,750,000	6,750,000
		21,015,000
Connecticut — 1.4%
Rib Floater Trust Various States GO, VRN, 0.79%, 9/1/17, resets daily off the remarketing agent (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	2,000,000	2,000,000
District of Columbia — 2.3%
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 0.82%, 9/7/17, resets weekly off the remarketing agent (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
Florida — 6.4%
Florida Housing Finance Agency Rev., (Phoenix Realty Special Account-U LP), VRDN, 0.82%, 9/6/17, resets weekly off the remarketing agent (LOC: Northern Trust Company)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.85%, 9/7/17, resets weekly off the remarketing agent (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000	5,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.86%, 9/7/17, resets weekly off the remarketing agent (AGM-CR and XLCA)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	2,845,000	2,845,000
		8,850,000
Georgia — 3.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.94%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.00%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,450,000	1,450,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 1.00%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,120,000	1,120,000
		4,170,000
Illinois — 21.3%
Du County Page Rev., (Morton Arboretum), VRDN, 0.78%, 9/7/17, resets weekly off the remarketing agent (LOC: Northern Trust Company)	3,900,000	3,900,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.05%, 9/6/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	1,120,000	1,120,000
Galesburg Rev., (Knox College), VRDN, 0.78%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	1,000,000	1,000,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.10%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	3,950,000	3,950,000
Illinois Finance Authority Rev., (Lincoln Park Society), VRDN, 0.84%, 9/6/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,300,000	2,300,000
Illinois Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 0.88%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	780,000	780,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.85%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,740,000	2,740,000

Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.18%, 9/7/17, resets weekly off the remarketing agent (LOC: First National Bank and FHLB)	1,685,000	1,685,000
RBC Municipal Products, Inc. Trust GO, VRN, 0.85%, 9/7/17, resets weekly off the remarketing agent (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	6,000,000	6,000,000
RBC Municipal Products, Inc. Trust Rev., VRN, 0.82%, 9/7/17, resets weekly off the remarketing agent (AGM)(LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)(1)	5,000,000	5,000,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.10%, 9/6/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	195,000	195,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 0.83%, 9/7/17, resets weekly off the remarketing agent (LOC: Northern Trust Company)	800,000	800,000
		29,470,000
Indiana — 0.6%
Indiana Municipal Power Agency Rev., VRDN, 0.80%, 9/6/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	800,000	800,000
Louisiana — 2.7%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 0.86%, 9/7/17, resets weekly off the remarketing agent (LOC: Community Bank and FHLB)	3,680,000	3,680,000
Massachusetts — 0.1%
Massachusetts Industrial Finance Agency Rev., VRDN, 1.15%, 9/6/17, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	120,000	120,000
Michigan — 4.6%
Michigan State Housing Development Authority Rev., VRDN, 0.92%, 9/6/17, resets weekly off the remarketing agent (SBBPA: Barclays Bank plc)	6,300,000	6,300,000
Minnesota — 4.0%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 0.89%, 9/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	200,000	200,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.91%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	5,335,000	5,334,955
		5,534,955
Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri Rev., (Kansas City Art Institute), VRDN, 0.87%, 9/1/17, resets daily off the remarketing agent (LOC: Commerce Bank)	500,000	500,000
New Mexico — 0.1%
Albuquerque Rev., (CVI Laser LLC), VRDN, 1.10%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $200,000)(2)	200,000	200,000
New York — 9.1%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.87%, 9/7/17, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	6,525,000	6,525,000
New York State Housing Finance Agency Rev., (Liberty Street Realty LLC), VRDN, 0.81%, 9/6/17, resets weekly off the remarketing agent (LOC: FHLMC)(LIQ FAC: FHLMC)	800,000	800,000
North Amityville Fire Co, Inc. Rev., VRDN, 1.02%, 9/7/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,015,000	2,015,000
Suffolk County Industrial Development Agency Rev., (Wilbar International, Inc.), VRDN, 1.12%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	210,000	210,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.81%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		12,550,000
North Carolina — 4.3%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.89%, 9/7/17, resets weekly off the remarketing agent (LOC: Branch Banking & Trust)	3,920,000	3,920,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.83%, 9/6/17, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	1,500,000	1,500,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 0.82%, 9/7/17, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	585,000	585,000
		6,005,000
Ohio — 2.6%
State of Ohio Rev., VRDN, 0.79%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.) (GA: Patheon, Inc.)	3,580,000	3,580,000

Pennsylvania — 1.5%
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 1.00%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 0.90%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 0.97%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 0.93%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	200,000	200,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 0.90%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	550,000	550,000
		2,050,000
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.00%, 9/6/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
Tennessee — 4.7%
Clarksville Public Building Authority Rev., VRDN, 0.85%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,350,000	1,350,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LP), VRDN, 0.82%, 9/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	2,525,000	2,525,000
Montgomery County Public Building Authority Rev., VRDN, 0.90%, 9/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
Montgomery County Public Building Authority Rev., VRDN, 0.85%, 9/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(Acquired 4/12/17, Cost $535,000)(2)	535,000	535,000
Wilson County Sports Authority Rev., VRDN, 0.80%, 9/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	500,000	500,000
		6,510,000
Texas — 8.6%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 0.84%, 9/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,985,000	3,985,000
Mission Economic Development Corp. Rev., VRDN, 0.99%, 9/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,635,000	1,635,000
State of Texas Rev., 4.00%, 8/30/18(3)	3,000,000	3,091,050
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.85%, 9/7/17, resets weekly off the remarketing agent (LIQ FAC: Bank of America N.A.)(1)	3,125,000	3,125,000
		11,836,050
Washington — 5.7%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.99%, 9/7/17, resets weekly off the remarketing agent (LOC: FHLB and Homestreet Bank)	1,605,000	1,605,000
Washington Economic Development Finance Authority Rev., (Recology CleanScapes, Inc.), VRDN, 0.89%, 9/6/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 0.89%, 9/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,240,000	1,240,000
Washington State Housing Finance Commission Rev., (Vintage at Mount Vernon), VRDN, 0.89%, 9/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	4,000,000	4,000,000
		7,845,000
Wisconsin — 1.8%
Appleton Rev., (Great Northern Corp.), VRDN, 0.95%, 9/6/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority Rev., (University of Wisconsin Medical Foundation, Inc.), VRDN, 0.83%, 9/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
		2,500,000
TOTAL INVESTMENT SECURITIES — 101.1%		139,716,005
OTHER ASSETS AND LIABILITIES — (1.1)%		(1,483,254)
TOTAL NET ASSETS — 100.0%		$138,232,751

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,575,000, which represented 19.9% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $735,000, which represented 0.5% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of period end, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$139,716,005

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 26, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 26, 2017